July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Mid-Cap Value Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Huntington Ingalls Industries, Inc.	19,576	$ 5,458,963
L3Harris Technologies, Inc.	57,477	15,795,829
Textron, Inc.	60,300	4,689,531
		25,944,323
Air Freight & Logistics — 0.5%
FedEx Corp.	20,050	4,480,974
Automobile Components — 1.4%
Aptiv PLC(a)	122,828	8,430,914
Lear Corp.	47,706	4,498,199
		12,929,113
Automobiles — 1.1%
General Motors Co.	196,514	10,482,057
Banks — 4.5%
Citigroup, Inc.	77,625	7,273,462
Citizens Financial Group, Inc.	50,384	2,404,324
First Citizens BancShares, Inc., Class A	12,642	25,217,756
Flagstar Financial, Inc.	658,526	7,434,759
		42,330,301
Beverages — 1.0%
Keurig Dr. Pepper, Inc.	279,994	9,141,804
Biotechnology(a) — 0.6%
Caris Life Sciences, Inc.	9,383	263,475
Moderna, Inc.	180,481	5,335,018
		5,598,493
Broadline Retail — 0.5%
Etsy, Inc.(a)	83,876	4,887,455
Building Products — 3.1%
Fortune Brands Innovations, Inc.	270,670	14,762,342
Gibraltar Industries, Inc.(a)	154,066	10,172,978
Johnson Controls International PLC	43,033	4,518,465
		29,453,785
Capital Markets — 2.0%
Carlyle Group, Inc.	178,100	10,803,546
Onex Corp.	98,588	8,020,236
		18,823,782
Chemicals — 3.5%
Air Products and Chemicals, Inc.	31,032	8,933,492
Axalta Coating Systems Ltd.(a)	155,390	4,400,645
International Flavors & Fragrances, Inc.	116,135	8,249,069
PPG Industries, Inc.	112,364	11,854,402
		33,437,608
Commercial Services & Supplies — 1.0%
Rentokil Initial PLC	1,940,129	9,678,225
Consumer Finance — 0.3%
Capital One Financial Corp.	12,861	2,765,115
Consumer Staples Distribution & Retail — 1.8%
Dollar General Corp.	118,159	12,394,879
Dollar Tree, Inc.(a)	44,751	5,081,476
		17,476,355
Containers & Packaging — 2.3%
Crown Holdings, Inc.	96,708	9,608,907
Sealed Air Corp.	421,344	12,332,739
		21,941,646
Security	Shares	Value
Electric Utilities — 5.1%
Alliant Energy Corp.	70,659	$ 4,593,542
American Electric Power Co., Inc.	93,260	10,551,435
Edison International	46,890	2,443,907
Entergy Corp.	54,013	4,884,396
Evergy, Inc.	137,630	9,744,204
Exelon Corp.	235,700	10,592,358
PG&E Corp.	375,165	5,259,813
		48,069,655
Electrical Equipment — 0.5%
Sensata Technologies Holding PLC	150,073	4,616,245
Electronic Equipment, Instruments & Components — 1.4%
Avnet, Inc.	132,021	6,989,192
Keysight Technologies, Inc.(a)	26,631	4,365,087
Ralliant Corp.(a)	41,501	1,897,426
		13,251,705
Entertainment — 1.0%
Electronic Arts, Inc.	62,123	9,473,136
Financial Services — 5.8%
Cannae Holdings, Inc.	539,102	11,526,001
Chime Financial, Inc., Class A(a)	31,995	1,100,948
Fidelity National Information Services, Inc.	241,284	19,160,362
Global Payments, Inc.	87,626	7,005,699
Mr. Cooper Group, Inc.(a)	31,776	4,948,159
UWM Holdings Corp., Class A	1,078,951	4,337,383
Voya Financial, Inc.	100,179	7,012,530
		55,091,082
Food Products — 2.2%
Kraft Heinz Co.	213,449	5,861,310
Lamb Weston Holdings, Inc.	168,364	9,608,533
The Campbell’s Co.	154,410	4,928,767
		20,398,610
Ground Transportation — 1.0%
CSX Corp.	155,520	5,527,181
Lyft, Inc., Class A(a)	271,882	3,822,661
		9,349,842
Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	597,892	13,010,130
Becton Dickinson & Co.	106,615	19,004,124
		32,014,254
Health Care Providers & Services — 3.9%
Cardinal Health, Inc.	104,122	16,161,817
CVS Health Corp.	259,004	16,084,148
Labcorp Holdings, Inc.	17,322	4,505,106
		36,751,071
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.	257,186	3,950,377
Household Durables(a) — 0.5%
M/I Homes, Inc.	21,280	2,557,643
Tri Pointe Homes, Inc.(b)	82,940	2,554,552
		5,112,195
Industrial REITs — 2.2%
Rexford Industrial Realty, Inc.	327,952	11,980,086
STAG Industrial, Inc.	247,336	8,491,045
		20,471,131
Insurance — 4.2%
Accelerant Holdings, Class A(a)(b)	69,116	1,903,455
American International Group, Inc.	107,149	8,317,977

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Assurant, Inc.	22,607	$ 4,234,291
Fidelity National Financial, Inc., Class A	174,768	9,862,158
First American Financial Corp.	104,928	6,300,926
Willis Towers Watson PLC	30,361	9,588,308
		40,207,115
Interactive Media & Services — 2.5%
Autohome, Inc., ADR	199,203	5,396,409
Pinterest, Inc., Class A(a)	252,219	9,735,654
Reddit, Inc., Class A(a)	23,812	3,823,969
Yelp, Inc.(a)	132,775	4,571,443
		23,527,475
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	82,093	5,890,994
Leisure Products — 0.5%
Hasbro, Inc.	62,157	4,671,720
Life Sciences Tools & Services — 0.7%
Avantor, Inc.(a)	514,783	6,918,683
Machinery — 2.7%
CNH Industrial NV	735,532	9,532,495
Fortive Corp.	124,493	5,966,949
Komatsu Ltd.	157,300	5,067,873
Middleby Corp.(a)	32,445	4,711,014
		25,278,331
Marine Transportation — 0.4%
AP Moller - Maersk A/S, Class B	1,885	3,722,425
Media — 1.3%
Magnite, Inc.(a)(b)	102,512	2,358,801
WPP PLC	1,759,663	9,527,496
		11,886,297
Metals & Mining — 1.0%
Barrick Mining Corp.	231,688	4,893,250
Teck Resources Ltd., Class B(a)	133,203	4,319,292
		9,212,542
Multi-Utilities — 2.2%
Dominion Energy, Inc.	171,199	10,006,582
Sempra	135,756	11,088,550
		21,095,132
Oil, Gas & Consumable Fuels — 4.8%
BP PLC, ADR	425,956	13,694,485
Enterprise Products Partners LP	309,502	9,591,467
Kosmos Energy Ltd.(a)(b)	3,895,776	8,375,918
Tourmaline Oil Corp.	331,860	14,123,690
		45,785,560
Personal Care Products — 0.5%
Puig Brands SA, Class B	249,234	4,631,959
Pharmaceuticals — 1.0%
Bayer AG, Class N, Registered Shares	304,869	9,481,951
Professional Services — 4.2%
Leidos Holdings, Inc.	39,490	6,304,578
Security	Shares	Value
Professional Services (continued)
Maximus, Inc.	96,706	$ 7,142,705
SS&C Technologies Holdings, Inc.	309,220	26,432,126
		39,879,409
Residential REITs — 0.7%
AvalonBay Communities, Inc.	37,370	6,961,284
Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology, Inc.	108,790	2,454,302
STMicroelectronics NV, ADR	206,177	5,243,081
		7,697,383
Software(a) — 1.5%
Figma, Inc., Class A	7,574	874,797
Nice Ltd., ADR(b)	58,759	9,169,342
Unity Software, Inc.	138,424	4,617,825
		14,661,964
Specialized REITs — 1.4%
Crown Castle, Inc.	124,799	13,115,127
Specialty Retail — 0.7%
Bath & Body Works, Inc.	150,340	4,353,847
Upbound Group, Inc.	91,106	1,879,972
		6,233,819
Technology Hardware, Storage & Peripherals — 3.7%
Hewlett Packard Enterprise Co.	360,087	7,450,200
HP, Inc.	389,390	9,656,872
Western Digital Corp.	232,005	18,256,473
		35,363,545
Textiles, Apparel & Luxury Goods — 1.9%
Gildan Activewear, Inc.	157,834	7,972,195
Swatch Group AG(b)	57,066	10,092,534
		18,064,729
Tobacco — 1.5%
British American Tobacco PLC, ADR	268,654	14,421,347
Trading Companies & Distributors — 0.6%
WESCO International, Inc.	25,522	5,282,033
Total Common Stocks — 93.1% (Cost: $777,529,772)		881,911,163
Investment Companies
Equity Funds(b) — 2.3%
SPDR S&P Biotech ETF	172,262	14,755,963
SPDR S&P Software & Services ETF	40,248	7,522,754
		22,278,717
Total Investment Companies — 2.3% (Cost: $18,301,999)		22,278,717
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 1.4%
Household Products — 1.4%
Henkel AG & Co. KGaA	169,961	$ 13,097,041
		13,097,041
Total Preferred Securities — 1.4% (Cost: $13,849,357)		13,097,041
Total Long-Term Investments — 96.8% (Cost: $809,681,128)		917,286,921
Short-Term Securities
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	24,151,666	24,161,327
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(c)(d)	29,835,625	29,835,625
Total Short-Term Securities — 5.7% (Cost: $53,996,952)		53,996,952
Total Investments — 102.5% (Cost: $863,678,080)		971,283,873
Liabilities in Excess of Other Assets — (2.5)%		(23,829,493)
Net Assets — 100.0%		$ 947,454,380

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 15,425,628	$ 8,735,451 (a)	$ —	$ 465	$ (217)	$ 24,161,327	24,151,666	$ 27,641 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	24,964,350	4,871,275 (a)	—	—	—	29,835,625	29,835,625	323,834	—
				$ 465	$ (217)	$ 53,996,952		$ 351,475	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 25,944,323	$ —	$ —	$ 25,944,323
Air Freight & Logistics	4,480,974	—	—	4,480,974
Automobile Components	12,929,113	—	—	12,929,113
Automobiles	10,482,057	—	—	10,482,057
Banks	42,330,301	—	—	42,330,301
Beverages	9,141,804	—	—	9,141,804
Biotechnology	5,598,493	—	—	5,598,493
Broadline Retail	4,887,455	—	—	4,887,455
Building Products	29,453,785	—	—	29,453,785
Capital Markets	18,823,782	—	—	18,823,782
Chemicals	33,437,608	—	—	33,437,608
Commercial Services & Supplies	—	9,678,225	—	9,678,225
Consumer Finance	2,765,115	—	—	2,765,115
Consumer Staples Distribution & Retail	17,476,355	—	—	17,476,355
Containers & Packaging	21,941,646	—	—	21,941,646
Electric Utilities	48,069,655	—	—	48,069,655
Electrical Equipment	4,616,245	—	—	4,616,245
Electronic Equipment, Instruments & Components	13,251,705	—	—	13,251,705
Entertainment	9,473,136	—	—	9,473,136
Financial Services	55,091,082	—	—	55,091,082
Food Products	20,398,610	—	—	20,398,610
Ground Transportation	9,349,842	—	—	9,349,842
Health Care Equipment & Supplies	32,014,254	—	—	32,014,254
Health Care Providers & Services	36,751,071	—	—	36,751,071
Health Care REITs	3,950,377	—	—	3,950,377
Household Durables	5,112,195	—	—	5,112,195
Industrial REITs	20,471,131	—	—	20,471,131
Insurance	40,207,115	—	—	40,207,115
Interactive Media & Services	23,527,475	—	—	23,527,475
IT Services	5,890,994	—	—	5,890,994
Leisure Products	4,671,720	—	—	4,671,720
Life Sciences Tools & Services	6,918,683	—	—	6,918,683
Machinery	20,210,458	5,067,873	—	25,278,331
Marine Transportation	—	3,722,425	—	3,722,425
Media	2,358,801	9,527,496	—	11,886,297
Metals & Mining	9,212,542	—	—	9,212,542
Multi-Utilities	21,095,132	—	—	21,095,132
Oil, Gas & Consumable Fuels	45,785,560	—	—	45,785,560
Personal Care Products	—	4,631,959	—	4,631,959
Pharmaceuticals	—	9,481,951	—	9,481,951
Professional Services	39,879,409	—	—	39,879,409
Residential REITs	6,961,284	—	—	6,961,284
Semiconductors & Semiconductor Equipment	7,697,383	—	—	7,697,383
Software	14,661,964	—	—	14,661,964
Specialized REITs	13,115,127	—	—	13,115,127
Specialty Retail	6,233,819	—	—	6,233,819
Technology Hardware, Storage & Peripherals	35,363,545	—	—	35,363,545
Textiles, Apparel & Luxury Goods	7,972,195	10,092,534	—	18,064,729
Tobacco	14,421,347	—	—	14,421,347
Trading Companies & Distributors	5,282,033	—	—	5,282,033
Investment Companies	22,278,717	—	—	22,278,717
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$ —	$ 13,097,041	$ —	$ 13,097,041
Short-Term Securities
Money Market Funds	53,996,952	—	—	53,996,952
	$905,984,369	$65,299,504	$—	$971,283,873

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt